Document And Entity Information	Nov. 22, 2019
Cover [Abstract]
Entity Registrant Name	Wesbanco, Inc.
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed by Wesbanco, Inc., a West Virginia corporation (“Wesbanco”) on November 22, 2019 (the “Initial Form 8-K”), on November 22, 2019, Wesbanco completed its previously announced merger (the “Merger”) with Old Line Bancshares, Inc., a Maryland corporation (“Old Line Bancshares”), pursuant to the Agreement and Plan of Merger, dated as of July 23, 2019, by and among Wesbanco, Wesbanco Bank, Inc., a West Virginia corporation and a wholly-owned subsidiary of Wesbanco, Old Line Bancshares and Old Line Bank, a Maryland-chartered trust company exercising the powers of a commercial bank and a wholly-owned subsidiary of Old Line Bancshares. This Current Report on Form 8-K/A amends the Initial Form 8-K to include the historical financial statements of Old Line Bancshares and the pro forma financial information required to be filed under Item 9.01 of Form 8-K. The disclosure included in the Initial Form 8-K otherwise remains unchanged.
Amendment Flag	true
Entity Central Index Key	0000203596
Document Type	8-K/A
Document Period End Date	Nov. 22, 2019
Entity Incorporation State Country Code	WV
Entity File Number	000-08467
Entity Tax Identification Number	55-0571723
Entity Address, Address Line One	1 Bank Plaza
Entity Address, City or Town	Wheeling
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26003
City Area Code	(304)
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock $2.0833 Par Value
Trading Symbol	WSBC
Security Exchange Name	NASDAQ